Supplement to the
Fidelity Advisor® Limited Term Bond Fund
October 30, 2024
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2025.
BTL-SUSTK-0425-102 1.9909562.102	April 30, 2025
Supplement to the
Fidelity Advisor® Limited Term Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2024
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2025.
LTB-SUSTK-0425-105 1.9881465.105	April 30, 2025